Share Based Compensation (Details - Stock option) - Equity Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning	2,000,000	0
Weighted average exercise price outstanding at beginning	$ 0.09	$ 0
Stock option exercised	0	0
Weighted average exercise price Exercised	$ 0	$ 0
Stock option Issued	0	2,000,000
Weighted average exercise price Issued	$ 0	$ 0.09
Weighted average remaining contractual life years Issued		4 years 2 months 12 days
Stock option Canceled	0	0
Weighted average exercise price Canceled	$ 0	$ 0
Weighted average remaining contractual life years	4 years	4 years 2 months 12 days
Aggregate intrinsic value option exercisable	$ 80,000
Outstanding at ending	2,000,000	2,000,000
Weighted average exercise price outstanding at ending	$ 0.09	$ 0.09
Option Exercisable at ending	1,500,000
Weighted average exercise price option exercisable	$ 0.09
Weighted average remaining contractual life years Exercisable	4 years